Schedule of tax expense attributable to loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense
- Current income tax	$ 146,480
- Movements in deferred tax liabilities	2,000	39,000
Tax expense attributable to loss	$ 148,480	$ 39,000